OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Miscellaneous assets [abstract]
Disclosure Of Other Assets Explanatory

16. OTHER ASSETS

Other current assets consist primarily of an investment portfolio supporting the requirements of insurance obligations. All marketable securities are rated as investment grade or higher and are capable of liquidation within five trading days.

Other current assets		December 31,
	2017	2016
Other financial assets
Marketable securities (a)	118	121
Other non-financial assets	2	2
	120	123

Other assets		December 31,
	2017	2016
Other financial assets
Receivables (b)	22	28
Derivative financial instruments	10	-
	32	28
Other non-financial assets	26	20
	58	48

a) Comprised primarily of U.S. equities (10 percent), U.S. Government debt (36 percent) and U.S. corporate debt (45 percent).

(b) Unsecured term loan receivable bearing interest at 3.4 percent per annum, repayable $8-million annually until 2020.